Subsidiary Stock Transactions - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Subsidiary Stock Transactions [Line Items]
Acquisition of treasury stock	¥ 381,978	¥ 417	¥ 491
NTT's share ownership percentage of NTT DOCOMO		66.70%	66.40%	66.20%
NTT DOCOMO
Subsidiary Stock Transactions [Line Items]
Treasury stock, shares acquired		138,141	154,065
Acquisition of treasury stock		20,000	20,000
Increase (decrease) in "Additional paid-in capital"		¥ 1,964	¥ (2,061)